Annual Total Returns[BarChart] - AIG Japan Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(19.21%)	3.79%	27.93%	(2.77%)	7.42%	2.69%	29.58%	(20.71%)	21.83%	8.78%